Organization and Nature of Business - Projected Acquisitions (Details) $ in Millions				1 Months Ended
	Jul. 31, 2015 USD ($)	May. 12, 2015 USD ($) MW	Apr. 30, 2015 equity_investment MW shares	Jan. 31, 2015 USD ($) MW	Oct. 31, 2014 USD ($) MW	Jul. 01, 2014 MW
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts) | MW						989
Shafter Solar, LLC [Member]
Business Acquisition [Line Items]
Consideration transferred					$ 64
Shafter, California [Member] | Shafter Solar, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts) | MW					20
Subsequent Event [Member]
Business Acquisition [Line Items]
Percentage of economic rights			100.00%
Subsequent Event [Member] | NET Midstream [Member]
Business Acquisition [Line Items]
Consideration transferred	$ 2,000
Holdback payable	200
Holdback retained to satisfy indemnification obligations	200
Reduction of holdback retained to satisfy indemnification obligations	$ 10
Subsequent Event [Member] | Hansford and Ochiltree Countries, Texas [Member] | Palo Duro WInd Project Holdings, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts) | MW				250
Consideration transferred				$ 228
Assumed liabilities in acquisition				$ 248
Subsidiary of NEP [Member] | Subsequent Event [Member] | Adelanto I, Adelanto II and McCoy [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts) | MW			277
Number of equity investments | equity_investment			3
Subsidiary of NEP [Member] | Subsequent Event [Member] | Ashtabula III, Baldwin, Mammoth Plains and Stateline [Member]
Business Acquisition [Line Items]
Assumed liabilities in acquisition		$ 269
Cash consideration		$ 424
Subsidiary of NEP [Member] | Subsequent Event [Member] | North Dakota [Member] | Ashtabula Wind III, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts) | MW		62
Subsidiary of NEP [Member] | Subsequent Event [Member] | North Dakota [Member] | Baldwin Wind Holdings, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts) | MW		102
Subsidiary of NEP [Member] | Subsequent Event [Member] | Oklahoma [Member] | Mammoth Plains Wind Project Holdings, LLC [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts) | MW		199
Subsidiary of NEP [Member] | Subsequent Event [Member] | Oregon and Washington [Member] | FPL Energy Stateline Holdings, L.L.C. [Member]
Business Acquisition [Line Items]
Renewable energy assets, power capacity (megawatts) | MW		300
NEOP [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Percent of membership interest acquired			50.00%
Class B Units, Series 1 [Member] | Partnership Interest [Member] | NEOP [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of units issued in acquisition | shares			1,000,000
Class B Units, Series 2 [Member] | Partnership Interest [Member] | NEOP [Member] | Subsequent Event [Member]
Business Acquisition [Line Items]
Number of units issued in acquisition | shares			1,000,000